LEASES - Summary of supplemental consolidated balance sheet information related to leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary Of Supplemental Consolidated Balance Sheet Information Related To Leases [Abstract]
Operating leases right-of-use assets	¥ 27,604	$ 4,002	¥ 35,507
Current portion of lease liabilities	24,986		16,908
Non-current portion of lease liabilities	2,479		18,335
Total operating lease liabilities	¥ 27,465	$ 3,982	¥ 35,243
Weighted average remaining lease term (in years)	1 year 2 months 12 days	1 year 2 months 12 days	2 years 1 month 6 days
Weighted average discount rate	4.75%	4.75%	4.75%